Expense Example	May 01, 2026 USD ($)
Roundhill Bitcoin Covered Call Strategy ETF | Roundhill Bitcoin Covered Call Strategy ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Roundhill China Magnificent Seven ETF | Roundhill China Magnificent Seven ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Roundhill Meme Stock ETF | Roundhill Meme Stock ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Roundhill Daily 2X Long Magnificent Seven ETF | Roundhill Daily 2X Long Magnificent Seven ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
Roundhill Ether Covered Call Strategy ETF | Roundhill Ether Covered Call Strategy ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Roundhill GLP-1 & Weight Loss ETF | Roundhill GLP-1 & Weight Loss ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Roundhill Innovation-100 0DTE Covered Call Strategy ETF | Roundhill Innovation-100 0DTE Covered Call Strategy ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Roundhill Russell 2000 0DTE Covered Call Strategy ETF | Roundhill Russell 2000 0DTE Covered Call Strategy ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Roundhill S&P 500® 0DTE Covered Call Strategy ETF | Roundhill S&P 500® 0DTE Covered Call Strategy ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Roundhill S&P 500® Target 10 Managed Distribution ETF | Roundhill S&P 500® Target 10 Managed Distribution ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Roundhill S&P 500® Target 20 Managed Distribution ETF | Roundhill S&P 500® Target 20 Managed Distribution ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Roundhill Weekly T-Bill ETF | Roundhill Weekly T-Bill ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
Roundhill Uranium ETF | Roundhill Uranium ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Roundhill AAPL WeeklyPay™ ETF | Roundhill AAPL WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Roundhill AMD WeeklyPay™ ETF | Roundhill AMD WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Roundhill AMZN WeeklyPay™ ETF | Roundhill AMZN WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Roundhill COIN WeeklyPay™ ETF | Roundhill COIN WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Roundhill GOOGL WeeklyPay™ ETF | Roundhill GOOGL WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Roundhill META WeeklyPay™ ETF | Roundhill META WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Roundhill MSFT WeeklyPay™ ETF | Roundhill MSFT WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Roundhill PLTR WeeklyPay™ ETF | Roundhill PLTR WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Roundhill NVDA WeeklyPay™ ETF | Roundhill NVDA WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Roundhill TSLA WeeklyPay™ ETF | Roundhill TSLA WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Roundhill Magnificent Seven Covered Call ETF | Roundhill Magnificent Seven Covered Call ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Roundhill ABNB WeeklyPay™ ETF | Roundhill ABNB WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill ARM WeeklyPay™ ETF | Roundhill ARM WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
Roundhill AVGO WeeklyPay™ ETF | Roundhill AVGO WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Roundhill BABA WeeklyPay™ ETF | Roundhill BABA WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
Roundhill BRKB WeeklyPay™ ETF | Roundhill BRKB WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Roundhill COST WeeklyPay™ ETF | Roundhill COST WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Roundhill CRWD WeeklyPay™ ETF | Roundhill CRWD WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill DKNG WeeklyPay™ ETF | Roundhill DKNG WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill HOOD WeeklyPay™ ETF | Roundhill HOOD WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Roundhill NFLX WeeklyPay™ ETF | Roundhill NFLX WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Roundhill RDDT WeeklyPay™ ETF | Roundhill RDDT WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill SHOP WeeklyPay™ ETF | Roundhill SHOP WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill SPOT WeeklyPay™ ETF | Roundhill SPOT WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill UBER WeeklyPay™ ETF | Roundhill UBER WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Roundhill MSTR WeeklyPay™ ETF | Roundhill MSTR WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Roundhill S&P 500® No Dividend Target ETF | Roundhill S&P 500® No Dividend Target ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	7
Expense Example, with Redemption, 3 Years	23
Expense Example, with Redemption, 5 Years	40
Expense Example, with Redemption, 10 Years	90
Roundhill Humanoid Robotics ETF | Roundhill Humanoid Robotics ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Roundhill Top WeeklyPay™ ETF | Roundhill Top WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	377
Roundhill Inverse Dow 30 WeeklyPay™ ETF | Roundhill Inverse Dow 30 WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Inverse Russell 2000 WeeklyPay™ ETF | Roundhill Inverse Russell 2000 WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Inverse Innovation-100 WeeklyPay™ ETF | Roundhill Inverse Innovation-100 WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Inverse S&P 500® WeeklyPay™ ETF | Roundhill Inverse S&P 500® WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Investment Grade Bond WeeklyPay™ ETF | Roundhill Investment Grade Bond WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Dow 30 WeeklyPay™ ETF | Roundhill Dow 30 WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Emerging Markets WeeklyPay™ ETF | Roundhill Emerging Markets WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Developed Markets WeeklyPay™ ETF | Roundhill Developed Markets WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Ether WeeklyPay™ ETF | Roundhill Ether WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Gold WeeklyPay™ ETF | Roundhill Gold WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Roundhill High Yield Bond WeeklyPay™ ETF | Roundhill High Yield Bond WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Bitcoin WeeklyPay™ ETF | Roundhill Bitcoin WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Russell 2000 WeeklyPay™ ETF | Roundhill Russell 2000 WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Innovation-100 WeeklyPay™ ETF | Roundhill Innovation-100 WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Semiconductor WeeklyPay™ ETF | Roundhill Semiconductor WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill S&P 500® WeeklyPay™ ETF | Roundhill S&P 500® WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Treasury Bond WeeklyPay™ ETF | Roundhill Treasury Bond WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Roundhill Gold Miners WeeklyPay™ ETF | Roundhill Gold Miners WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Roundhill Meme Stock Covered Call ETF | Roundhill Meme Stock Covered Call ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Daily 2X Long Meme Stock ETF | Roundhill Daily 2X Long Meme Stock ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill APP WeeklyPay™ ETF | Roundhill APP WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill ORCL WeeklyPay™ ETF | Roundhill ORCL WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill UNH WeeklyPay™ ETF | Roundhill UNH WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Roundhill WMT WeeklyPay™ ETF | Roundhill WMT WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	$ 315